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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Account Management, LLC
Address:  17 Arlington Street
          Boston, MA  02116

Form 13F File Number: 28- 01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher de Roetth
Title:    Principal
Phone:    617-236-4200

Signature, Place, and Date of Signing:

Christopher de Roetth (signature on file)       Boston, MA         May 13, 2010
-----------------------------------------      -------------      --------------
[Signature]                                    [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

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Page 1 of 4      FORM 13F      Name of Reporting Manager Account Management, LLC

                                                                                                                     (SEC USE ONLY)

                                                                                                                      Item 8:
                                                                                  Item 6:                        Voting Authority
                                                                           Investment Discretion                      (Shares)
                                                                        ---------------------------             -------------------
                                                     Item 4:   Item 5:              (b)
                                 Item 2:  Item 3:     Fair    Shares or           Shared-     (c)     Item 7:
Item 1:                         Title of   CUSIP     Market   Principal   (a)    As Defined Shared-  Managers     (a)    (b)    (c)
Name of Issuer                   Class    Number     Value      Amount    Sole   in Instr.V  Other  See Instr.V  Sole   Shared None
------------------------------- -------- --------- ---------- --------- -------- ---------- ------- ----------- ------- ------ ----
Berkshire Hathaway Hld B        Common
                                Stock    084670207 10,459,855   128,705  128,705                                128,705
Berkshire Hathaway Inc. CL "A"  Common
                                Stock    084670108  1,339,800        11       11                                     11
D R Horton Inc                  Common
                                Stock    23331A109  1,806,840   143,400  143,400                                143,400
Credit Acceptance Corporation   Common
                                Stock    225310101 10,105,491   245,041  245,041                                245,041
Encana Corporation              Common
                                Stock    292505104    325,815    10,500   10,500                                 10,500
ETFS Metal Securities
 Austrailia LTD                 Common
 Redeemable Pref SHS            Stock    Q3635T113    342,573     3,163    3,163                                  3,163
Diamonds Trust Ser 1            Common
                                Stock    252787106    260,664     2,400    2,400                                  2,400
Energy Recovery Inc.            Common
                                Stock    29270J100    441,000    70,000   70,000                                 70,000
Maxim Integrated Products       Common
                                Stock    57772K101  7,377,895   380,500  380,500                                380,500
Ritchie Bros. Auction           Common
                                Stock    767744105  2,187,448   101,600  101,600                                101,600
Gammon Gold Inc.                Common
                                Stock    364915108    668,670    93,000   93,000                                 93,000
Cisco Systems, Inc              Common
                                Stock    17275R102    351,405    13,500   13,500                                 13,500
XTO Energy Inc.                 Common
                                Stock    98385X106    707,700    15,000   15,000                                 15,000
   COLUMN TOTALS                                   36,375,156 1,206,820

Page 2 of 4      FORM 13F      Name of Reporting Manager Account Management, LLC

                                                                                                                     (SEC USE ONLY)

                                                                                                                      Item 8:
                                                                                  Item 6:                        Voting Authority
                                                                           Investment Discretion                      (Shares)
                                                                        ---------------------------             -------------------
                                                     Item 4:   Item 5:              (b)
                                 Item 2:  Item 3:     Fair    Shares or           Shared-     (c)     Item 7:
Item 1:                         Title of   CUSIP     Market   Principal   (a)    As Defined Shared-  Managers     (a)    (b)    (c)
Name of Issuer                   Class    Number     Value      Amount    Sole   in Instr.V  Other  See Instr.V  Sole   Shared None
------------------------------- -------- --------- ---------- --------- -------- ---------- ------- ----------- ------- ------ ----
Barrick Gold Corporation        Common
                                Stock    067901108  7,006,597   182,749  182,749                                182,749
Canadian Natural Resources      Common
                                Stock    136385101    592,320     8,000    8,000                                  8,000
Microsoft Corporation           Common
                                Stock    594918104  4,634,521   158,245  158,245                                158,245
Johnson & Johnson               Common
                                Stock    478160104  1,336,600    20,500   20,500                                 20,500
Leucadia National Corp          Common
                                Stock    527288104  1,438,980    58,000   58,000                                 58,000
Goldcorp Inc.                   Common
                                Stock    380956409  3,448,433    92,650   92,650                                 92,650
Monsanto Co. (New)              Common
                                Stock     6116W101    535,650     7,500    7,500                                  7,500
Fortinet Inc                    Common
                                Stock    34959E109  1,019,640    58,000   58,000                                 58,000
Innerworkings Inc.              Common
                                Stock    45773Y105    272,480    52,400   52,400                                 52,400
Kinross Gold CP                 Common
                                Stock    496902404  1,549,824    90,686   90,686                                 90,686
ETF Proshares Short 20+         Common
                                Stock    74347X849  1,655,016    33,160   33,160                                 33,160
Enterprise Prods Partners LP    Common
                                Stock    293792107  1,953,770    56,500   56,500                                 56,500
Powersecure International, Inc. Common
                                Stock    73936N105  2,088,082   264,985  264,985                                264,985
SPDR Gold Trust                 Common
                                Stock    863307104  1,909,676    17,528   17,528                                 17,528
   COLUMN TOTALS                                   29,441,589 1,100,903

Page 3 of 4      FORM 13F      Name of Reporting Manager Account Management, LLC

                                                                                                                     (SEC USE ONLY)

                                                                                                                      Item 8:
                                                                                  Item 6:                        Voting Authority
                                                                           Investment Discretion                      (Shares)
                                                                        ---------------------------             -------------------
                                                     Item 4:   Item 5:              (b)
                                 Item 2:  Item 3:     Fair    Shares or           Shared-     (c)     Item 7:
Item 1:                         Title of   CUSIP     Market   Principal   (a)    As Defined Shared-  Managers     (a)    (b)    (c)
Name of Issuer                   Class    Number     Value      Amount    Sole   in Instr.V  Other  See Instr.V  Sole   Shared None
------------------------------- -------- --------- ---------- --------- -------- ---------- ------- ----------- ------- ------ ----
Petaquilla Minerals LTD         Common
                                Stock    716013107    232,471   422,675  422,675                                422,675
Transdigm Group Inc.            Common
                                Stock    893641100  1,135,056    21,400   21,400                                 21,400
Penn West Energy Trust          Common
                                Stock    707885109    262,310    12,420   12,420                                 12,420
Lightbridge Corp.               Common
                                Stock    53224K104    193,337    16,667   16,667                                 16,667
Annaly Capital Management Inc   Common
                                Stock    035710409  1,099,520    64,000   64,000                                 64,000
Sprott Physical Gold Trust      Common
                                Stock    85207H104  1,735,695   175,500  175,500                                175,500
Schlumberger                    Common
                                Stock    806857108    222,110     3,500    3,500                                  3,500
Powershares DB US DLR Index     Common
                                Stock    73936D107    642,600    27,000   27,000                                 27,000
Exxon Mobil Corporation         Common
                                Stock    30231G102  2,156,756    32,200   32,200                                 32,200
ProShares Ultra Short Yen       Common
                                Stock    74347W858    568,160    26,500   26,500                                 26,500
                                Common
                                Stock                                          0                                      0
                                Common
                                Stock                                          0                                      0
                                Common
                                Stock                                          0                                      0
   COLUMN TOTALS                                    8,248,015   801,862

Page 4 of 4      FORM 13F      Name of Reporting Manager Account Management, LLC

                                                                                                                     (SEC USE ONLY)

                                                                                                                      Item 8:
                                                                                  Item 6:                        Voting Authority
                                                                           Investment Discretion                      (Shares)
                                                                        ---------------------------             -------------------
                                                     Item 4:   Item 5:              (b)
                                 Item 2:  Item 3:     Fair    Shares or           Shared-     (c)     Item 7:
Item 1:                         Title of   CUSIP     Market   Principal   (a)    As Defined Shared-  Managers     (a)    (b)    (c)
Name of Issuer                   Class    Number     Value      Amount    Sole   in Instr.V  Other  See Instr.V  Sole   Shared None
------------------------------- -------- --------- ---------- --------- -------- ---------- ------- ----------- ------- ------ ----
                                Common
                                Stock                                          0                                      0
                                Common
                                Stock                                          0                                      0
                                Common
                                Stock                                          0                                      0
                                Common
                                Stock                                          0                                      0
                                Common
                                Stock                                          0                                      0
                                Common
                                Stock                                          0                                      0
                                Common
                                Stock                                          0                                      0
                                Common
                                Stock                                          0                                      0
                                Common
                                Stock                                          0                                      0
                                Common
                                Stock                                          0                                      0
                                                            0         0